Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions
Dividends receivable and other amounts due from related parties	$ 3,342	$ 573
Amounts due to related parties	78	200
Other receivables
Related Party Transactions
Dividends receivable and other amounts due from related parties	2,517	123
Ship management creditors
Related Party Transactions
Amounts due to related parties	512	328
Amounts due to related parties
Related Party Transactions
Amounts due to related parties	78	200
Reimbursement of expenses incurred, payables for office lease and other operating expenses
Related Party Transactions
Amounts due to related parties	78	200
Associates | Dividends receivable
Related Party Transactions
Dividends receivable and other amounts due from related parties	825	$ 450
Egypt LNG Shipping Ltd. | Other receivables
Related Party Transactions
Dividends receivable and other amounts due from related parties	$ 2,457